Inventories, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

	June 30, 2020	December 31, 2019
Raw materials	$1,117	$1,264
Work in process	1	15
Finished goods	419	450
	1,537	1,729
Less: inventory reserves	(63)	(63)
Inventories, net	$1,474	$1,666

(In thousands $)	December 31, 2019	December 31, 2018
Raw materials	$1,264	$1,769
Work in process	15	37
Finished goods	450	135
	1,729	1,941
Less: inventory reserves	(63)	(265)
Inventories, net	$1,666	$1,676